Securitizations and variable interest entities	12 Months Ended
Dec. 31, 2011
Securitizations and variable interest entities

Note 15—Securitizations and variable interest entities

Variable Interest Entities

Accounting guidance on the consolidation of VIEs is included in ASC 810, Consolidation, and ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.”

Effective Jan. 1, 2010, the FASB approved ASU 2010-10 “Amendments for Certain Investment Funds,” which defers the requirements of ASU 2009-17 for asset managers’ interests in entities that apply the specialized accounting guidance for investment companies or that have the attributes of investment companies and for interests in money market funds.

Accounting guidance on the consolidation of VIEs applies to certain entities in which the equity investors:

•	do not have sufficient equity at risk for the entity to finance its activities without additional financial support, or
•	lack one or more of the following characteristics of a controlling financial interest:
•	The power, through voting rights or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance (ASU 2009-17 model).
•	The direct or indirect ability to make decisions about the entity’s activities through voting rights or similar rights (ASC 810 model).
•	The obligation to absorb the expected losses of the entity.
•	The right to receive the expected residual returns of the entity.

BNY Mellon’s VIEs generally include retail, institutional and alternative investment funds offered to its retail and institutional customers in which it acts as the fund’s investment manager. BNY Mellon earns management fees on these funds as well as performance fees in certain funds. It may also provide start-up capital in its new funds. These VIEs are included in the scope of ASU 2010-10 and are reviewed for consolidation based on the guidance in ASC 810.

BNY Mellon applies ASC 810 to its mutual funds, hedge funds, private equity funds, collective investment funds and real estate investment trusts. If these entities are determined to be VIEs, primary beneficiary calculations are prepared in accordance with ASC 810 to determine whether or not BNY Mellon is the primary beneficiary and required to consolidate the VIE. The primary beneficiary of a VIE is the party that absorbs a majority of the variable interests’ expected losses, receives a majority of its expected residual returns or both.

The primary beneficiary calculations include estimates of ranges and probabilities of losses and returns from the funds. The calculated expected gains and expected losses are allocated to the variable interest holders of the funds, which are generally the fund’s investors and which may include BNY Mellon, in order to determine which entity is required to consolidate the VIE, if any.

BNY Mellon has other VIEs, including securitization trusts, which are no longer considered QSPEs, and CLOs, in which BNY Mellon serves as the investment manager. In addition, we provide trust and custody services for a fee to entities sponsored by other corporations in which we have no other interest. These VIEs are evaluated under the guidance included in ASU 2009-17. BNY Mellon has two securitizations and several CLOs, which are assessed for consolidation in accordance with ASU 2009-17.

The primary beneficiary of these VIEs is the entity whose variable interests provide it with a controlling financial interest, which includes the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE or the right to receive benefits of the VIE that could potentially be significant to the VIE.

In order to determine if it has a controlling financial interest in these VIEs, BNY Mellon assesses the VIE’s purpose and design along with the risks it was designed to create and pass through to its variable interest holders. We also assess our involvement in the VIE and the involvement of any other variable interest holders in the VIE.

Generally, as the sponsor and the manager of its VIEs, BNY Mellon has the power to control the activities that significantly impact the VIE’s economic performance. Both a qualitative and quantitative analysis of BNY Mellon’s variable interests are performed to determine if BNY Mellon has the obligation to absorb losses of the VIE or the right to receive benefits of the VIE that could potentially be significant to the VIE. The analyses included assessments related to the expected performance of the VIEs and its related impact on BNY Mellon’s seed capital, management fees or residual interests in the VIEs. We also assess any potential impact the VIE’s expected performance has on our performance fees.

The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2011 and Dec. 31, 2010, based on the assessments performed in accordance with ASC 810 and ASU 2009-17. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2011
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$479	$479
Trading assets	10,751	-	10,751
Other assets	596	-	596
Total assets	$11,347	$479	$11,826
Trading liabilities	10,053	-	10,053
Other liabilities	32	443	475
Total liabilities	$10,085	$443	$10,528
Non-redeemable noncontrolling interests	$670	$-	$670

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2010
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$483	$483
Trading assets	14,121	-	14,121
Other assets	645	-	645
Total assets	$14,766	$483	$15,249
Trading liabilities	13,561	-	13,561
Other liabilities	2	386	388
Total liabilities	$13,563	$386	$13,949
Non-redeemable noncontrolling interests	$699	$-	$699

BNY Mellon voluntarily provided capital support agreements to certain VIEs (see below). With the exception of these agreements, we are not contractually required to provide financial or any other support to any of our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.

Non-consolidated VIEs

As of Dec. 31, 2011 and Dec. 31, 2010, the following assets related to the VIEs, where BNY Mellon is not the primary beneficiary, are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Trading	$1	$-	$1
Other	41	-	41
Total	$42	$-	$42

Non-consolidated VIEs at Dec. 31, 2010			Maximum loss exposure
(in millions)	Assets	Liabilities
Trading	$24	$-	$24
Other	34	-	34
Total	$58	$-	$58

The maximum loss exposure indicated in the above tables relate solely to BNY Mellon’s seed capital or residual interests invested in the VIEs.

Credit supported VIEs

BNY Mellon voluntarily provided limited credit support to certain money market, collective, commingled and separate account funds (the “Funds”). Entering into such support agreements represents an event under ASC 810, and is subject to its interpretations.

In analyzing the Funds for which credit support was provided, it was determined that interest rate risk and credit risk are the two main risks that the Funds are designed to create and pass through to their investors. Accordingly, interest rate and credit risk were analyzed to determine if BNY Mellon was the primary beneficiary of each of the Funds.

BNY Mellon’s analysis of the credit risk variability and interest rate risk variability associated with the supported Funds resulted in BNY Mellon not being the primary beneficiary and therefore the Funds were not consolidated.

The tables below show the financial statement items related to non-consolidated VIEs to which we have provided credit support agreements at Dec. 31, 2011 and Dec. 31, 2010.

Credit supported VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$-	$-	$-

Credit supported VIEs at Dec. 31, 2010			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$-	$-	$13

Consolidated credit supported VIEs

Certain funds have been created solely with securities that are subject to credit support agreements where we have agreed to absorb the majority of loss. Accordingly, these funds have been consolidated into BNY Mellon and have affected the following financial statement items at Dec. 31, 2011 and Dec. 31, 2010.

Consolidated credit supported VIEs at Dec. 31, 2011
(in millions)	Assets	Liabilities	Maximum loss exposure
Available-for-sale	$14	$-	$14
Other	-	22	10
Total	$14	$22	$24

Consolidated credit supported VIEs at Dec. 31, 2010
(in millions)	Assets	Liabilities	Maximum loss exposure
Available-for-sale	$53	$-	$53
Other	-	126	51
Total	$53	$126	$104

The maximum loss exposure shown above for the credit support agreements provided to BNY Mellon’s VIEs primarily reflects a complete loss on the Lehman Brothers Holdings Inc. securities for BNY Mellon’s clients that accepted our offer of support. As of Dec. 31, 2011, BNY Mellon recorded $22 million in liabilities related to its VIEs for which credit support agreements were provided.